Debt	3 Months Ended
Mar. 31, 2024
Debt [Abstract]
DEBT

NOTE 8 — DEBT

The Company has financing arrangements for many of the vehicles in its fleet. The financing includes direct loans for each vehicle being financed. For the three months ended March 31, 2024 and 2023 the Company entered into new vehicle financing arrangements totaling $0 and $380,686, respectively. Payments of debt obligations are based on level monthly payments for 60 months and include interest rates ranging from 4.94% – 11.09%. As of March 31, 2024, the weighted average interest rate on the Company’s short debt obligations was 7.55%. The combined amounts of these financial obligations are included in the Consolidated Balance Sheets as Current portion of long-term debt and Long-term debt. The company does not have debt covenants associated with these arrangements.

The following table presents the maturity analysis of the long-term debt as of December 31, 2024:

Years
2024	$306,311
2025	436,976
2026	451,457
2027	285,134
2028	215,978
Total debt	1,695,856
Less current portion	412,834
Long-term debt	$1,283,022